Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended			9 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		2 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended				1 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended
	Aug. 31, 2008	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Next sale and issuance of capital stock of the Company	Sep. 30, 2013 Scenario two Minimum	Sep. 30, 2013 Scenario two Next sale and issuance of capital stock of the Company	Sep. 30, 2013 Scenario two Next sale and issuance of capital stock of the Company Minimum	Sep. 30, 2013 Scenario two Next sale and issuance of capital stock of the Company Maximum	Aug. 31, 2008 Series A-1 Preferred	Sep. 30, 2013 Series A-1 Preferred	Dec. 31, 2012 Series A-1 Preferred	Sep. 30, 2012 Series A-1 Preferred	Dec. 31, 2011 Series A-1 Preferred	Nov. 30, 2009 Series B-1 Preferred	Aug. 31, 2008 Series B-1 Preferred	Dec. 31, 2004 Series B-1 Preferred	Dec. 31, 2003 Series B-1 Preferred	Sep. 30, 2013 Series B-1 Preferred	Dec. 31, 2012 Series B-1 Preferred	Sep. 30, 2012 Series B-1 Preferred	Dec. 31, 2011 Series B-1 Preferred	Dec. 31, 2010 Series B-1 Preferred	Aug. 31, 2006 Series C-1 Preferred	Sep. 30, 2013 Series C-1 Preferred	Dec. 31, 2012 Series C-1 Preferred	Sep. 30, 2012 Series C-1 Preferred	Dec. 31, 2011 Series C-1 Preferred	Aug. 31, 2008 Series D-1 Preferred	Apr. 30, 2007 Series D-1 Preferred	Sep. 30, 2013 Series D-1 Preferred	Dec. 31, 2012 Series D-1 Preferred	Dec. 31, 2010 Series D-1 Preferred	Sep. 30, 2012 Series D-1 Preferred	Dec. 31, 2011 Series D-1 Preferred	Dec. 30, 2010 Series E Preferred	Jun. 30, 2010 Series E Preferred	Nov. 30, 2009 Series E Preferred	Sep. 30, 2013 Series E Preferred	Dec. 31, 2012 Series E Preferred	Sep. 30, 2012 Series E Preferred	Dec. 31, 2011 Series E Preferred	Aug. 31, 2008 Warrants	Sep. 30, 2013 Series E- Three Convertible Preferred Stock	Dec. 31, 2012 Series E- Three Convertible Preferred Stock	Dec. 31, 2010 Series E- Three Convertible Preferred Stock	Sep. 30, 2012 Series E- Three Convertible Preferred Stock	Dec. 31, 2011 Series E- Three Convertible Preferred Stock	Sep. 30, 2013 Series B One Preferred Stock Scenario one, conversion basis	Sep. 30, 2013 Series D-1 And E Preferred Stock Scenario one, conversion basis
Temporary Equity [Line Items]
Redeemable convertible preferred stock converted		46,626,294
Issuance of common stock upon conversion of redeemable convertible preferred stock		2,793,281
Conversion of preferred stock to common stock		$ 323,155,000
Convertible preferred stock issued		0	661,059	661,059								12,734		12,734			188,894	136,520		373,223		373,223		27,345		27,345		27,345		137,592		136,949			136,949					39,265		39,265			71,543			71,543
Convertible preferred stock outstanding		0	661,059	661,059								12,734		12,734						373,223		373,223				27,345		27,345				136,949			136,949					39,265		39,265			71,543			71,543
Purchase price per share of preferred stock											$ 232.93						$ 232.93	$ 232.93	$ 232.93					$ 365.70	$ 365.70					$ 232.94	$ 232.94								$ 232.93
Preferred stock balances, price per share											$ 18.64								$ 18.64						$ 29.26						$ 18.64								$ 18.64
Proceed from issuance of redeemable preferred stock																	44,000,000	31,800,000						10,000,000						32,000,000
Warrant to purchase common stock, issued																	29,245			29,245										20,639
Warrant issued, exercise price per share																	30.21													22.13
Common stock, price per share																	$ 1.51
warrant issued, exercise period																	5 years													5 years
Warrant, extended expiration date															Dec. 31, 2011					Apr. 01, 2013													Apr. 13, 2013
Percentage of reduction in number of shares exercisable																				45.00%
Number of warrant outstanding																				13,160			14,623
Repurchase of Stock, shares										646						1,610													472														71
Repurchase of Stock, value	82,000	(8,247,000)
Shares issued upon conversion of debt																																				37,119	859	1,288								71,543
Aggregate cumulative dividend											2,300,000	2,200,000							63,100,000	59,600,000					5,600,000	5,100,000					15,900,000	14,600,000							1,900,000	1,500,000				3,400,000	2,700,000
Aggregate cumulative dividend, per share											$ 183.64	$ 174.40							$ 168.96	$ 159.72					$ 201.83	$ 187.32					$ 116.00	$ 106.75							$ 48.14	$ 38.90				$ 47.28	$ 38.04
Preferred stock liquidation preference													$ 232.93								$ 232.93						$ 365.70							$ 232.94							$ 290.97						$ 465.87
Conversion basis, Percentage of outstanding common stock																																																	66.67%	51.00%
Per Share Price						$ 8.00
Aggregate gross proceed						$ 30,000,000
Participation percentage in financing								1.00%	99.00%
Conversion ratio							0.25
Participation right, description					Any holder that participated in the 2013 financing for between 100% and 300% of such holder's Pro Rata Share (the "Participation Multiple") had each share of preferred stock convert into shares of common stock by multiplying the product of (y) the aggregate number of shares of preferred stock held by such holder multiplied by the applicable Participation Multiple and (z) four (4).